Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2024	2025
	$	$
At cost:
Machinery and equipment	11,036	11,122
Furniture and fixtures	79	79
Leasehold improvements	816	743
Motor vehicles	151	151
Total	12,082	12,095
Less: Accumulated depreciation and impairment	(11,747)	(12,001)
Less: Impairment loss	(335)	-
Property, plant and equipment, net	-	94

Depreciation expense incurred for the years ended March 31, 2023, 2024 and 2025 were $209, $159 and $9, respectively.

For the year ended March 31, 2024, as the estimated undiscounted future cash flows are less than the carrying value of property, plant and equipment, an impairment loss of $335 was recognized. Income approach was used to measure the fair value of assets and liabilities. Impairment loss was recognized as the adverse changes in the business climate negatively impacted the Group’s business operations.

No impairment of property, plant and equipment was recognized during the years ended March 31, 2023 and 2025.

During the fiscal year ended March 31, 2025, the company sold an apartment located in Shenzhen, China for net proceeds of $333 after transaction taxes.